Share Based Payments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Share Based Payments [Line Items]
Percentage of share compensation arrangements	10.00%
Stock option term	10 years
Term	2 years 2 months 1 day
Share-based expenses (in Dollars)	$ 2,022,540
Bottom [Member]
Share Based Payments [Line Items]
Term	2 years
Top [Member]
Share Based Payments [Line Items]
Term	3 years
Vesting [Member]
Share Based Payments [Line Items]
Term	5 years
Vesting [Member] | Bottom [Member]
Share Based Payments [Line Items]
Term	6 months
Vesting [Member] | Top [Member]
Share Based Payments [Line Items]
Term	8 months